As filed with the Securities and Exchange Commission on May 9, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09447

Jacob Funds Inc.
(Exact name of Registrant as specified in charter)

C/O Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. # J
Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)

Ryan Jacob
C/O Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. # J
Manhattan Beach, CA 90266
(Name and address of agent for service)

(424)-237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2013

Item 1. Reports to Stockholders.

JACOB INTERNET FUND
JACOB SMALL CAP GROWTH FUND
JACOB MICRO CAP GROWTH FUND
JACOB WISDOM FUND

Semi-Annual
Report

February 28, 2013

Jacob Internet Fund
Jacob Small Cap Growth Fund
Jacob Micro Cap Growth Fund
Jacob Wisdom Fund

Semi-Annual Report
February 28, 2013

The Jacob Internet Fund, Jacob Small Cap Growth Fund and
Jacob Micro Cap Growth Fund are mutual funds with the
primary investment objective of long-term growth of capital.

The Jacob Wisdom Fund is a mutual fund with the primary investment objective to maximize total investment return consisting of a combination of income and capital appreciation.

The Jacob Internet Fund has current income as a secondary objective.

Investment Adviser
Jacob Asset Management of New York LLC

TABLE OF CONTENTS

Letter From the Manager	1
Industry Breakdown	4
Schedule of Investments	8
Statement of Assets and Liabilities	18
Statement of Operations	20
Statements of Changes in Net Assets	22
Financial Highlights	26
Notes to the Financial Statements	33
Additional Information on Fund Expenses	48
Additional Information	51

Dear Fellow Investors,

The first half of our fiscal year saw the stock market wading through a morass of Washington D.C. dysfunction-including the much-ballyhooed fiscal cliff and sequestration—yet emerging in the early part of 2013 with the major indices in fine form. The recent market rally has been mostly led by plain vanilla companies, particularly those in the auto, housing, industrial and financial sectors, that usually benefit most in a robust economy. Meanwhile, the technology sector, which normally leads in a recovery, has been a laggard for the past year or so. This somewhat upside-down situation is unlikely to last, but we can take it as a sign of health for the overall economy that the cyclical sectors most affected by the 2008 financial collapse are continuing to bounce back from their lows.

As any investor in our Funds knows, traditional cyclicals are not our bailiwick, and we typically maintain heavier exposure to the technology sector-this is where we tend to find the best secular growth opportunities, the keys to long-term wealth generation. Most of our Funds struggled against indices that were buoyed by their exposure to the more cyclical sectors, and we had some challenges with a few larger positions’ uneven performance. Over the course of the period, we have been reviewing our portfolios and making moves to broaden our exposure to more diverse areas of the economy.

Here in the early stages of the recovery, our outlook on equities remains optimistic. Stock valuations remain modest on a historical basis. The Fed is maintaining an easy money policy, making stocks attractive compared to bonds or other fixed income investments. All signs point to continued, gradual economic growth.

Jacob Internet Fund

Jacob Internet Fund returned 1.65% for the six months ended February 28, 2013, compared to the Nasdaq Composite Index, which returned 4.01%. Our lagging results were mainly caused by some of our larger positions’ weak price action, including Apple, Ellie Mae and Baidu.

Our large position in Apple was by far the biggest culprit as investors continued to flee. While the valuation for this peerless company never got particularly taxing, the stock’s huge run over the past few years left it vulnerable to a correction.  With concerns of slowing growth and increasing competition, investors took down the stock by about a third during this period. It’s been a painful experience, but we remain convinced that Apple’s business-and its stock - could be steady performers for quite some time.

On a more positive note, another long-time holding of the portfolio was able to buck the sector weakness: Yahoo. Yahoo has been an undervalued stock for a while now, but has recently roared back to life under the guidance of its new CEO. While Marissa Mayer has made small strides in improving the health of the company’s core U.S. online advertising business, she is still aggressively looking to take advantage of their depth and global reach. In the meantime, the stock’s modest valuation is more than supported by its great success in Asia, with its Alibaba Group and Yahoo Japan investments.

Two newcomers joined the portfolio in the period. We bought battered social and mobile game developer Zynga at a very attractive valuation as the company positions itself for a leading role in the online gambling market. We also bought popular customer review site Yelp, which has a well-established brand and a history of reviews that competitors will be hard-pressed to match.

Jacob Small Cap Growth Fund

Jacob Small Cap Growth Fund Investor Class was up 2.38% during the six months ended February 28, 2013, compared to the Russell 2000 Growth Index, which returned 11.44%. The underperformance was mainly caused by our large positions in Amarin and Cirrus Logic, a major Apple integrated-circuits supplier.

Amarin’s stock fell on news that the company would go to market solo with its potential blockbuster drug Vascepa. Wall Street had been anticipating a quick sale to a major pharmaceutical company, so the news caused a significant sell-off. Despite the bumpy road, we still feel that this remains an extremely compelling stock, with the drug nearing a second FDA approval, broadening its potential market to several billion dollars, whether on its own or with a partner.

We added some new names in the period as well. Along with Zynga and Yelp (see above), we also bought Emeritus, one of the largest retirement community operators in the U.S.  As more baby boomers retire, growth is accelerating for the company, which has seen both occupancy rates and rents rise.

Jacob Micro Cap Growth Fund

Jacob Micro Cap Growth Fund Institutional Class was up 6.02%, compared to 8.15% for the Russell Microcap Growth Index for the three month period ended February 28, 2013. Technology holdings, such as software-as-a service provider LogMeIn and retailers such as Tilly’s Inc., were major drags on performance.

The Fund added Capital Senior Living, a retirement community operator that is growing aggressively through acquisitions. We also bought TearLab, a maker of diagnostic tools for dry eye that are being very well received by eye care practitioners.

We also exited some poorly performing positions. We sold mobile marketing company Velti over concerns about the company’s financial practices. We cut Glu Mobile because it became increasingly tougher for the company to monetize its portfolio of games in a crowded mobile app space. (Both Jacob Internet Fund and Jacob Small Cap Growth Fund also sold these names.)

Jacob Wisdom Fund

Our conservatively-managed Jacob Wisdom Fund returned 4.93% for the six months ended February 28, 2013, compared to the benchmark S&P 500 Index, which returned 8.95%. Our usual goal is to capture close to the performance of the S&P 500 in an up-market, while investing in companies that are much less risky. We were shy of that goal in the period for two main reasons.

The first reason is Apple (also addressed above). Many view Apple as a growth stock that is slowing, and, in any case, it is rare for us to own any technology stock in this portfolio. However, its recent dramatic price fall has presented us with a tremendous buying opportunity: a still-strong company with massive cash reserves, an attractive P/E multiple, (a valuation ratio of a company’s current share price to it’s per-share earnings) and now a healthy dividend yield to boot. Apple is now a top holding in the portfolio and we view it very positively for the long term.

The second reason is the mortgage REIT sector, which as a group accounts for about 20% of our portfolio. These stocks had a rough time in the fourth quarter of 2012, due to the market digesting the ramifications of an aggressive easy money policy. In short, the Fed’s massive program of purchasing mortgage paper negatively impacted these REITs’ profits by shrinking the spreads between the funds that they borrow and the interest that they earn (even though it also strengthens their companies’ balance sheets by boosting the value of the bonds they hold). Investors temporarily shied away from these REITs on fears that their dividends would diminish. However, from January through March, the stocks have already rebounded very nicely. Going forward, we still view the sector positively.

Looking at all of our Funds, we feel confident that the economic recovery is strengthening, and the environment for equities is extremely healthy. We continue to find opportunities at attractive valuations, and we are positioning each of our portfolios for long-term growth. We thank you for investing with us and look forward to a bright future together.

Ryan Jacob
Chairman and Chief Investment Officer

Frank Alexander
Portfolio Manager

Past performance is not a guarantee of future results.

Must be accompanied or preceded by a prospectus.

The opinions expressed above are those of the portfolio manager and are subject to change. Forecasts cannot be guaranteed.

Mutual fund investing involves risk; loss of principal is possible.  The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.  There are more specific risks inherent in investing in the Internet area, particularly with respect to smaller capitalized companies and the high volatility of Internet stocks.

The Funds can invest in small-and mid-cap securities which involve additional risks such as limited liquidity and greater volatility.  Investments in micro capitalization companies may involve greater risks, as these companies tend to have limited product lines, markets and financial or managerial resources. Micro cap stocks often also have a more limited trading market, such that the Adviser may not be able to sell stocks at an optimal time or price. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer term debt securities.  Diversification does not assure a profit or protect against loss in a declining market.

Fund holdings are subject to change and should not be construed as a recommendation to buy or sell any security. Current and future portfolio holdings are subject to risk. Please refer to the schedule of investments for complete fund holdings information.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The NASDAQ Composite Index is a market capitalization weighted index that is designed to represent performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange.  The Russell 2000 Growth Index measures the performance of the small cap growth segment of the U.S. equity universe.  It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.  The Russell Microcap Growth Index measures the performance of the microcap growth segment of the U.S. Equity market. It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values.  It is not possible to invest directly in an index.

Performance data reflects fee waivers and in the absence of these waivers performance would be reduced.

The Funds are distributed by Quasar Distributors, LLC.

JACOB INTERNET FUND
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2013
(as a percentage of total investments less securities lending)
(Unaudited)

JACOB SMALL CAP GROWTH FUND
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2013
(as a percentage of total investments)
(Unaudited)

JACOB MICRO CAP GROWTH FUND
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2013
(as a percentage of total investments)
(Unaudited)

JACOB WISDOM FUND
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2013
(as a percentage of total investments)
(Unaudited)

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

Shares				Value

	COMMON STOCKS		99.3%

	Internet-Commerce	16.9%
15,250	Bottomline Technologies, Inc.*			$413,732
32,000	Ctrip.com International Ltd.—ADR*^			617,280
13,000	eBay Inc.*			710,840
12,000	Expedia, Inc.			766,080
353,079	iPass Inc.*			709,689
41,106	Shutterfly, Inc.*			1,779,068
40,000	Yelp! Inc.*(a)			887,600
				5,884,289

	Internet-Infrastructure	50.7%
5,000	Apple Computer, Inc.			2,207,000
4,750	athenahealth Inc.*(a)			445,502
34,000	Broadcom Corp.—Class A			1,159,740
72,600	CEVA, Inc.*			1,098,438
26,000	Cirrus Logic, Inc.*			625,040
52,000	Cisco Systems, Inc.			1,084,200
94,350	Cypress Semiconductor Corp.*			993,506
82,100	Ellie Mae, Inc.*			1,666,630
133,100	Immersion Corp.*			890,439
66,400	InvenSense, Inc.*(a)			798,128
23,100	IXIA*			468,468
90,306	LogMeIn, Inc.*			1,612,865
18,000	Red Hat, Inc.*			914,580
4,000	Salesforce.com, Inc.*			676,880
23,196	SanDisk Corp.*			1,168,846
187,400	Silicon Image, Inc.*			863,914
17,947	Sourcefire Inc.*			962,498
				17,636,674

	Internet-Media	31.7%
8,000	Baidu.com, Inc.—ADR*^			726,080
55,159	Geeknet, Inc.*			883,095
1,800	Google Inc.*			1,442,160
161,590	Jiayuan.com International Ltd.—ADR*^(a)			922,679
33,700	SINA Corp.*^			1,741,616
40,000	Tencent Holdings Limited (HK)			1,377,366
17,600	TripAdvisor Inc.*			800,096

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2013 (Unaudited)

Shares				Value

	COMMON STOCKS—(CONTINUED)		99.3%

	Internet-Media—(Continued)	31.7%
111,874	Yahoo! Inc.*			$2,384,035
217,900	Zynga Inc.*			738,681
				11,015,808
	TOTAL COMMON STOCKS (Cost $22,646,868)			34,536,771

	SHORT TERM INVESTMENT		2.9%

	Money Market Fund	2.9%
994,435	Fidelity Government Portfolio-Class I, 0.01%(b)			994,435
	TOTAL SHORT TERM INVESTMENT (Cost $994,435)			994,435

PRINCIPAL	INVESTMENTS PURCHASED WITH CASH
Amount	PROCEEDS FROM SECURITIES LENDING		0.4%

	Commercial Paper	0.4%
$643,686	Ottimo Funding LLC, 0.21%, Due 10/25/13(c)			151,541
	TOTAL INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING (Cost $643,686)			151,541
	TOTAL INVESTMENTS (Cost $24,284,989)		102.6%	35,682,747
	LIABILITIES IN EXCESS OF OTHER ASSETS		(2.6)%	(896,955)
	TOTAL NET ASSETS		100.0%	$34,785,792

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	All or portion of shares are on loan.
(b)	7-day yield.
(c)	Illiquid security fair valued as delegated by the Jacob Funds’ Board of Directors.
ADR	American Depositary Receipt.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

Shares				Value

	COMMON STOCKS		97.8%

	Arts, Entertainment, and Recreation	8.0%
7,000	Bally Technologies, Inc.*			$334,250
100,000	DHX Media Ltd.*^			256,970
17,000	Multimedia Games Holding Co. Inc.*			317,900
92,300	Zynga Inc.*			312,897
				1,222,017

	Biotech & Pharmaceuticals	13.7%
18,089	Achillion Pharmaceuticals Inc.*			146,521
11,432	Akorn, Inc.*			157,762
83,350	Amarin Corp. PLC—ADR*^			674,301
18,000	Celldex Therapeutics, Inc.*			171,360
60,000	Curis, Inc.*			161,400
75,000	NovaBay Pharmaceuticals, Inc.*			92,250
26,800	Rigel Pharmaceuticals, Inc.*			180,096
16,000	Synta Pharmaceuticals Corp.*			137,440
10,000	Theravance, Inc.*			202,900
30,000	Trius Therapeutics, Inc.*			157,500
				2,081,530

	Energy-Exploration & Production	10.3%
13,000	Carrizo Oil & Gas, Inc.*			305,370
90,000	Magnum Hunter Resources Corp.*			348,300
15,600	Oasis Petroleum Inc.*			572,520
54,200	Triangle Petroleum Corp.*			339,834
				1,566,024

	Energy-Infrastructure & Services	2.1%
4,400	Chart Industries, Inc.*			319,264

	Financial	3.2%
32,050	HomeTrust Bancshares, Inc.*			495,173

	Health Care Providers & Services	2.3%
12,200	Emeritus Corp.*			347,578

	Industrial	5.2%
11,240	ADA-ES, Inc.*			298,647
12,000	MasTec, Inc.*			361,080
6,500	Mistras Group, Inc.*			132,925
				792,652

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2013 (Unaudited)

Shares				Value

	COMMON STOCKS—(CONTINUED)		97.8%

	Medical Devices	7.9%
5,500	Align Technology, Inc.*			$172,920
16,105	Derma Sciences, Inc.*			198,574
22,000	DexCom, Inc.*			328,460
14,500	Endologix, Inc.*			218,370
20,000	Exact Sciences Corp.*			213,600
14,035	STAAR Surgical Co.*			75,649
				1,207,573

	Retail & Restaurants	4.0%
8,200	The Finish Line, Inc.			148,502
7,200	Shoe Carnival Inc.			139,896
3,355	Steven Madden, Ltd.*			147,922
12,700	Tilly’s Inc.—Class A*			168,656
				604,976

	Technology-Hardware	14.0%
18,600	Cardtronics, Inc.*			490,296
30,303	CEVA, Inc.*			458,484
10,500	Cirrus Logic, Inc.*			252,420
38,700	Cypress Semiconductor Corp.*			407,511
26,800	InvenSense, Inc.*			322,136
9,700	IXIA*			196,716
				2,127,563

	Technology-Software & Services	27.1%
4,900	Bottomline Technologies, Inc.*			132,937
35,300	Ellie Mae, Inc.*			716,590
23,000	Immersion Corp.*			153,870
22,041	Jiayuan.com International Ltd.—ADR*^			125,854
38,100	LogMeIn, Inc.*			680,466
16,633	Shutterfly, Inc.*			719,876
14,000	SINA Corp.*^			723,520
7,300	Sourcefire Inc.*			391,499
3,048	SPS Commerce, Inc.*			113,965
17,000	Yelp! Inc.*			377,230
				4,135,807
	TOTAL COMMON STOCKS (Cost $13,345,159)			14,900,157

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2013 (Unaudited)

Shares				Value

	SHORT TERM INVESTMENT		2.7%

	Money Market Fund	2.7%
402,032	Fidelity Government Portfolio-Class I, 0.01%(a)			$402,032
	TOTAL SHORT TERM INVESTMENT (Cost $402,032)			402,032
	TOTAL INVESTMENTS (Cost $13,747,191)		100.5%	15,302,189
	LIABILITIES IN EXCESS OF OTHER ASSETS		(0.5)%	(69,911)
	TOTAL NET ASSETS		100.0%	$15,232,278

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	7-day yield.
ADR	American Depositary Receipt.
PLCPublic	Limited Company.

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

Shares				Value

	COMMON STOCKS		96.6%

	Arts, Entertainment, and Recreation	7.0%
208,100	DHX Media Ltd.*^			$534,754
24,000	Multimedia Games Holding Co. Inc.*			448,800
				983,554

	Biotech & Pharmaceuticals	16.0%
35,300	Achillion Pharmaceuticals Inc.*			285,930
46,000	Celldex Therapeutics, Inc.*			437,920
109,764	Curis, Inc.*			295,265
216,700	NovaBay Pharmaceuticals, Inc.*			266,541
50,000	Rigel Pharmaceuticals, Inc.*			336,000
33,399	Synta Pharmaceuticals Corp.*			286,898
61,000	Trius Therapeutics, Inc.*			320,250
				2,228,804

	Energy-Exploration & Production	7.2%
121,900	Magnum Hunter Resources Corp.*			471,753
84,476	Triangle Petroleum Corp.*			529,665
				1,001,418

	Financial	3.5%
32,050	HomeTrust Bancshares, Inc.*			495,172

	Food & Beverages	2.0%
66,603	Reed’s, Inc.*			273,738

	Health Care Providers & Services	3.0%
18,000	Capital Senior Living Corp.*			414,000

	Industrial	13.5%
15,240	ADA-ES, Inc.*			404,927
30,078	CECO Environmental Corp.			324,842
32,000	Energy Recovery, Inc.*			157,440
14,300	Mistras Group, Inc.*			292,435
20,201	MYR Group Inc.*			468,865
5,200	Team, Inc.*			228,072
				1,876,581

	Medical Devices	12.0%
33,422	Derma Sciences, Inc.*			412,093
19,900	Endologix, Inc.*			299,694
30,702	Exact Sciences Corp.*			327,898

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2013 (Unaudited)

Shares				Value

	COMMON STOCKS—(CONTINUED)		96.6%

	Medical Devices—(Continued)	12.0%
23,600	STAAR Surgical Co.*			$127,204
86,600	TearLab Corp.*			512,672
				1,679,561

	Retail & Restaurants	7.0%
19,100	Natural Grocers by Vitamin Cottage, Inc.*			395,370
15,352	Shoe Carnival Inc.			298,289
21,300	Tilly’s Inc.—Class A*			282,864
				976,523

	Technology-Hardware	5.6%
29,239	CEVA, Inc.*			442,386
74,719	Silicon Image, Inc.*			344,455
				786,841

	Technology-Software & Services	19.8%
6,100	Bottomline Technologies, Inc.*			165,493
32,650	Ellie Mae, Inc.*			662,795
52,497	Immersion Corp.*			351,205
212,181	iPass Inc.*			426,484
48,432	Jiayuan.com International Ltd.—ADR*^			276,547
35,764	LogMeIn, Inc.*			638,745
6,527	SPS Commerce, Inc.*			244,044
				2,765,313
	TOTAL COMMON STOCKS (Cost $12,656,479)			13,481,505

	SHORT TERM INVESTMENT		4.4%

	Money Market Fund	4.4%
607,686	Fidelity Government Portfolio-Class I, 0.01%(a)			607,686
	TOTAL SHORT TERM INVESTMENT (Cost $607,686)			607,686
	TOTAL INVESTMENTS (Cost $13,264,165)		101.0%	14,089,191
	LIABILITIES IN EXCESS OF OTHER ASSETS		(1.0)%	(138,164)
	TOTAL NET ASSETS		100.0%	$13,951,027

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	7-day yield.
ADR	American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

Shares				Value

	COMMON STOCKS		99.2%

	Air Freight & Logistics	2.3%
3,000	United Parcel Service, Inc. (UPS)—Class B			$247,950

	Beverages	8.2%
3,000	Anheuser-Busch InBev NV—ADR^			281,970
6,000	The Coca-Cola Co.			232,320
3,000	Diageo plc—ADR^			359,130
				873,420

	Commercial Banks	3.4%
15,000	Banco Latinoamericano de Comercio Exterior SA^			362,700

	Commercial Services & Supplies	6.1%
600	AutoZone, Inc.*			228,090
1,500	The Sherwin-Williams Co.			242,385
3,000	Verisk Analytics, Inc.—Class A*			175,560
				646,035

	Consumer Finance	7.8%
4,500	American Express Co.			279,675
500	MasterCard, Inc.—Class A			258,910
1,800	Visa Inc.—Class A			285,552
				824,137

	Consumer Non-Cyclical	4.5%
5,400	Lorillard, Inc.			208,116
3,000	Philip Morris International Inc.			275,250
				483,366

	Food & Staples Retailing	4.6%
2,000	Costco Wholesale Corp.			202,580
4,000	Wal-Mart Stores, Inc.			283,120
				485,700

	Food Products	4.3%
3,000	Mead Johnson Nutrition Co.			224,730
6,000	Unilever NV—NY Shares—ADR^			233,520
				458,250

	Health Care Equipment & Supplies	5.8%
3,000	Becton Dickinson & Co.			264,180

The accompanying notes are an integral part of these financial statements.

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2013 (Unaudited)

Shares				Value

	COMMON STOCKS—(CONTINUED)		99.2%

	Health Care Equipment & Supplies—(Continued)	5.8%
3,600	C.R. Bard, Inc.			$355,860
				620,040

	Hotels, Restaurants & Leisure	2.2%
2,400	McDonald’s Corp.			230,160

	Insurance	4.5%
3	Berkshire Hathaway Inc.—Class A*			305,200
2,000	The Chubb Corp.			168,060
				473,260

	Machinery	6.6%
2,400	Cummins Inc.			278,088
4,800	The Toro Co.			216,480
3,000	WABCO Holdings Inc.*			206,160
				700,728

	Oil, Gas & Consumable Fuels	7.4%
3,000	Exxon Mobil Corp.			268,650
10,000	Southwestern Energy Co.*			342,700
12,000	WPX Energy Inc.*			170,280
				781,630

	Pharmaceuticals	1.9%
4,200	Sanofi-Aventis—ADR^			198,282

	Real Estate Investment Trusts (REITs)	17.3%
7,500	American Capital Agency Corp.			237,900
24,000	Annaly Capital Management Inc.			371,760
54,000	Anworth Mortgage Asset Corp.			329,400
15,000	Capstead Mortgage Corp.			188,100
18,000	CYS Investments, Inc.			213,480
8,000	Hatteras Financial Corp.			213,520
32,000	MFA Financial, Inc.			284,160
				1,838,320

	Technology Hardware & Software	5.0%
1,200	Apple Computer, Inc.			529,680

	Textiles, Apparel & Luxury Goods	7.3%
6,000	Coach, Inc.			289,980
4,800	Kohl’s Corp.			221,280

The accompanying notes are an integral part of these financial statements.

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2013 (Unaudited)

Shares				Value

	COMMON STOCKS—(CONTINUED)		99.2%

	Textiles, Apparel & Luxury Goods—(Continued)	7.3%
4,800	Nike, Inc.—Class B			$261,408
				772,668
	TOTAL COMMON STOCKS (Cost $8,134,635)			10,526,326

	SHORT TERM INVESTMENT		0.5%

	Money Market Fund	0.5%
59,237	Fidelity Government Portfolio-Class I, 0.01%(a)			59,237
	TOTAL SHORT TERM INVESTMENT (Cost $59,237)			59,237
	TOTAL INVESTMENTS (Cost $8,193,872)		99.7%	10,585,563
	OTHER ASSETS IN EXCESS OF LIABILITIES		0.3%	27,210
	TOTAL NET ASSETS		100.0%	$10,612,773

*	Non Income Producing.
^	Foreign security valued in local currency, converted to U.S. Dollar daily.
(a)	7-day yield.
ADR	American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2013 (Unaudited)

			Jacob
	Jacob		Small Cap
	Internet Fund		Growth Fund
Assets:
Investments, at value (cost $24,284,989 and $13,747,191, respectively)	$35,682,747	(1)	$15,302,189
Cash from securities lending broker (See Note 7)	1,088,427		—
Receivable for capital shares sold	2,922		50
Receivable for investments sold	—		144,520
Dividend Receivable	4,019		1,194
Other assets	18,653		32,368
Total Assets	36,796,768		15,480,321

Liabilities:
Payable for collateral received for securities loaned	1,732,114		—
Payable for securities purchased	—		166,200
Payable to Adviser	34,863		3,383
Payable for distribution expenses (see Note 8)	68,199		5,762
Payable for capital shares repurchased	77,854		2,706
Accrued printing and mailing fees	11,119		2,670
Accrued transfer agent fees	36,033		13,545
Accrued expenses and other liabilities	50,794		53,777
Total Liabilities	2,010,976		248,043
Net Assets	$34,785,792		$15,232,278

Net Assets Consist Of:
Capital Stock	$32,352,556		$27,939,382
Accumulated net realized loss on investments	(8,964,522)		(14,262,094)
Net unrealized appreciation (depreciation) on:
Investments	11,397,758		1,554,998
Foreign Currency	—		(8)
Total Net Assets	$34,785,792		$15,232,278

Institutional Class(3)
Net Assets	$—		$8,602,240
Shares outstanding (20 billion shares of $0.001 par value authorized)	—		605,228
Net asset value, redemption price and offering price per share(2)	$—		$14.21

Investor Class
Net Assets	$34,785,792		$6,630,038
Shares outstanding (20 billion shares of $0.001 par value authorized)	11,306,401		466,883
Net asset value, redemption price and offering price per share(2)	$3.08		$14.20
______________
(1)	Includes securities out on loan to brokers with a market value of $1,668,894.
(2)	Redemption of shares held less than 30 days (Internet Fund and Small Cap Growth Fund, Investor Class only) may be charged a 2% redemption fee. See Note 3.
(3)	The Internet Fund currently offers Investor Class shares. See Note 1.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2013 (Unaudited)

	Jacob
	Micro Cap	Jacob
	Growth Fund	Wisdom Fund
Assets:
Investments, at value (cost $13,264,165 and $8,193,872, respectively)	$14,089,191	$10,585,563
Receivable for capital shares sold	2,500	100
Receivable for investments sold	—	448,282
Dividend Receivable	1,292	16,833
Receivable from Adviser	7,808	—
Other assets	30,791	13,253
Total Assets	14,131,582	11,064,031

Liabilities:
Payable for securities purchased	—	363,933
Payable for distribution expenses (see Note 8)	316	34,662
Payable for capital shares repurchased	68,767	—
Accrued printing and mailing fees	14,766	1,355
Accrued transfer agent fees	22,602	9,680
Accrued expenses and other liabilities	74,104	41,628
Total Liabilities	180,555	451,258
Net Assets	$13,951,027	$10,612,773

Net Assets Consist Of:
Capital Stock	$23,127,913	$8,799,679
Undistributed net investment income	—	129,413
Accumulated net realized loss on investments	(10,001,894)	(708,011)
Net unrealized appreciation (depreciation) on:
Investments	825,026	2,391,692
Foreign Currency	(18)	—
Total Net Assets	$13,951,027	$10,612,773

Institutional Class(2)
Net Assets	$10,259,407	$—
Shares outstanding (20 billion shares of $0.001 par value authorized)	506,224	—
Net asset value, redemption price and offering price per share(1)	$20.27	$—

Investor Class
Net Assets	$3,691,620	$10,612,773
Shares outstanding (20 billion shares of $0.001 par value authorized)	188,281	1,032,085
Net asset value, redemption price and offering price per share(1)	$19.61	$10.28
_______________
(1)	Redemption of shares held less than 30 days (Micro Cap Growth Fund, Investor Class only and Wisdom Fund) may be charged a 2% redemption fee. See Note 3.
(2)	The Wisdom Fund currently offers Investor Class shares. See Note 1.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2013 (Unaudited)

		Jacob
	Jacob	Small Cap
	Internet Fund	Growth Fund
Investment Income:
Dividend income	$79,820	$13,697 (1)
Interest income	63	8
Securities lending income	47,501	—
Total Investment Income	127,384	13,705

Expenses:
Investment advisory fee	236,232	50,628
Distribution expenses—Investor Class (See Note 8)	66,210	10,803
Administration fees	24,475	15,332
Fund accounting fees	14,554	17,545
Transfer agent fees	74,610	26,643
Custody fees	3,489	3,470
Federal and state registration	10,560	9,594
Insurance expense	9,426	1,275
Audit fees	7,721	6,421
Legal fees	35,000	8,824
Reports to shareholders	13,445	2,851
Directors’ fees and expenses	20,830	5,830
Other	156	51
Total Expenses	516,708	159,267
Expense Waiver (See Note 6)	—	(26,123)
Net expenses	516,708	133,144
Net Investment Loss	(389,324)	(119,439)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain on investments	61,203	486,847
Change in net unrealized appreciation/depreciation on:
Investments	788,674	985,712
Foreign currency translations	—	(8)
Net realized and unrealized gain on investments and foreign currency	849,877	1,472,551
Net Increase in Net Assets Resulting from Operations	$460,553	$1,353,112
_______________
(1)	Net of foreign tax withheld of $111 for the Small Cap Growth Fund.

JACOB FUNDS INC.
STATEMENTS OF OPERATIONS

	Jacob	Jacob
	Micro Cap	Micro Cap	Jacob
	Growth Fund*	Growth Fund	Wisdom Fund
	Period Ended	Year Ended	Six Months Ended
	February 28, 2013	November 30, 2012	February 28, 2013
	(Unaudited)		(Unaudited)
Investment Income:
Dividend income	$49,774 (1)	$99,438	$232,209 (1)
Interest income	73	261	6
Total Investment Income	49,847	99,699	232,215

Expenses:
Investment advisory fee	72,149	690,759	26,413
Distribution expenses-Investor Class (See Note 8)	3,591	23,693	18,489
Administration fees	7,946	54,616	20,730
Fund accounting fees	8,004	35,165	14,237
Transfer agent fees	19,700	77,810	19,193
Custody fees	2,600	6,318	2,734
Federal and state registration	12,320	31,965	9,636
Insurance expense	4,510	3,634	2,389
Audit fees	6,490	15,700	7,546
Legal fees	24,300	123,471	11,160
Reports to shareholders	5,680	22,885	2,280
Directors’ fees and expenses	11,200	95,585	5,140
Reorganization expenses(2)	—	60,864	—
Other	200	1,945	45
Total Expenses	178,690	1,244,410	139,992
Expense Waiver (See Note 6)	(43,701)	(229,387)	(26,413)
Net expenses	134,989	1,015,023	113,579
Net Investment Income (Loss)	(85,142)	(915,324)	118,636

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	3,148,332	4,877,091	571,508
Change in net unrealized appreciation/depreciation on:
Investments	(1,898,035)	(594,088)	(175,333)
Foreign currency translations	(18)	—	—
Net realized and unrealized gain on investments	1,250,279	4,283,003	396,175
Net Increase in Net Assets Resulting from Operations	$1,165,137	$3,367,679	$514,811
_______________
(1)	Net of foreign tax withheld of $230 for the Micro Cap Growth Fund and $914 for the Wisdom Fund.
(2)	Expenses related to the reorganization from Jacob Funds II (formerly, PineBridge Mutual Funds) to Jacob Funds Inc.
*
The Jacob Micro Cap Growth Fund’s predecessor fund had a fiscal year end of November 30, so the current activity begins on December 1, 2012 and the numbers shown above are for the three month period. The fiscal year end was changed to August 31 to align with the other Jacob Funds.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	February 28, 2013	August 31, 2012
	(Unaudited)
Operations:
Net investment loss	$(389,324)	$(797,089)
Net realized gain on investments	61,203	2,385,725
Change in net unrealized appreciation/depreciation on investments	788,674	(570,881)
Net increase in net assets resulting from operations	460,553	1,017,755

Capital Share Transactions: (Note 3)
Proceeds from shares sold	791,394	5,838,275
Cost of shares redeemed	(6,450,661)	(8,143,073)
Redemption fees	1,070	4,599
Net decrease in net assets resulting from capital share transactions	(5,658,197)	(2,300,199)

Net Decrease in Net Assets	(5,197,644)	(1,282,444)
Net Assets:
Beginning of period	39,983,436	41,265,880
End of period*	$34,785,792	$39,983,436
* Includes accumulated net investment loss of:	$—	$(578,111)

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTHFUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	February 28, 2013	August 31, 2012
	(Unaudited)
Operations:
Net investment loss	$(119,439)	$(199,476)
Net realized gain (loss) on investments	486,847	(147,287)
Change in net unrealized appreciation/depreciation on investments and
foreign currency transactions	985,704	39,847
Net increase (decrease) in net assets resulting from operations	1,353,112	(306,916)

Distributions to Shareholders:
From net investment income	—	(267,796)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	155,887	838,030
Proceeds from reorganization(1)	10,469,133	—
Proceeds from reinvestment of distribution	—	240,803
Cost of shares redeemed	(2,129,710)	(2,133,300)
Redemption fees	45	204
Net increase (decrease) in net assets resulting from capital share transactions	8,495,355	(1,054,263)

Net Increase (Decrease) in Net Assets	9,848,467	(1,628,975)
Net Assets:
Beginning of period	5,383,811	7,012,786
End of period*	$15,232,278	$5,383,811
* Includes accumulated net investment loss of:	$—	$(284,761)
_______________
(1)	Represents the amount acquired as a result of the reorganization. See Note 9.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year Ended	Year Ended
	February 28, 2013*	November 30, 2012	November 30, 2011
	(Unaudited)
Operations:
Net investment loss	$(85,142)	$(915,324)	$(1,437,704)
Net realized gain on investments	3,148,332	4,877,091	5,555,453
Change in net unrealized appreciation/depreciation on
investments and foreign currency transactions	(1,898,053)	(594,088)	(8,468,861)
Net increase (decrease) in net assets resulting from operations	1,165,137	3,367,679	(4,351,112)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	68,118	10,321,021	64,527,181
Cost of shares redeemed	(32,304,615)	(28,069,923)	(61,354,232)
Net increase (decrease) in net assets resulting from
capital share transactions	(32,236,497)	(17,748,902)	3,172,949

Net Decrease in Net Assets	(31,071,360)	(14,381,223)	(1,178,163)
Net Assets:
Beginning of period	45,022,387	59,403,610	60,581,773
End of period*	$13,951,027	$45,022,387	$59,403,610

*
The Jacob Micro Cap Growth Fund’s predecessor Fund had a fiscal year end of November 30, so the current activity began on December 1, 2012 and the numbers shown above were for the three month period ended February 28, 2013.  The fiscal year end was changed to August 31 to align with the other Jacob Funds.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB WISDOM FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	February 28, 2013	August 31, 2012
	(Unaudited)
Operations:
Net investment income	$118,636	$165,515
Net realized gain on investments	571,508	204,645
Change in net unrealized appreciation/depreciation on investments	(175,333)	1,033,937
Net increase in net assets resulting from operations	514,811	1,404,097

Distributions to Shareholders:
From net investment income	(169,237)	(104,302)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	104,680	136,160
Proceeds from reinvestment of distribution	138,611	84,721
Cost of shares redeemed	(618,521)	(1,293,462)
Net decrease in net assets resulting from capital share transactions	(375,230)	(1,072,581)

Net Increase (Decrease) in Net Assets	(29,656)	227,214
Net Assets:
Beginning of period	10,642,429	10,415,215
End of period*	$10,612,773	$10,642,429
* Includes undistributed net investment income of:	$129,413	$175,475

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

	Six Months
	Ended
	February 28,		Year Ended August 31,
	2013		2012		2011		2010		2009		2008
Investor Class	(Unaudited)

Per Share Data:
Net asset value, beginning of period	$3.03		$2.95		$2.28		$1.99		$2.07		$2.71

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(1)	(0.06	)(1)	(0.08	)(1)	(0.06	)(1)	(0.06	)(1)	0.02	(2)
Net realized and unrealized
gain (loss) on investments	0.08		0.14		0.75		0.35		(0.02)		(0.59)
Total from investment operations	0.05		0.08		0.67		0.29		(0.08)		(0.57)
Less distributions from net investment income	—		—		—		—		—		(0.07)
Net asset value, end of period	$3.08		$3.03		$2.95		$2.28		$1.99		$2.07
Total return	1.65	%(5)	2.71%		29.39%		14.57%		(3.86)%		(21.63)%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$34,786		$39,983		$41,266		$35,058		$36,913		$44,516
Ratio of gross operating expenses (prior to waiver
or recoupments) to average net assets	2.73	%(6)	2.87%		2.69%		3.06%		3.71%		2.69%
Ratio of net operating expenses (after waiver
or recoupments) to average net assets	2.73	%(4)(6)	2.87	%(4)	2.82	%(4)	2.96	%(4)	3.64	%(4)	2.65	%(3)
Ratio of net investment income (loss) (prior to waiver
or recoupments) to average net assets	(2.06	)%(6)	(1.99)%		(2.53)%		(2.49)%		(3.54)%		0.86%
Ratio of net investment income (loss) (after waiver
or recoupments) to average net assets	(2.06	)%(4)(6)	(1.99	)%(4)	(2.66	)%(4)	(2.39	)%(4)	(3.47	)%(4)	0.90	%(3)
Portfolio turnover rate	24.66	%(5)	55.61%		52.39%		52.09%		106.98%		80.46%

_______________

(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Reflects Adviser’s waiver of 0.10% of the shareholder servicing fee beginning December 29, 2005 and ending December 31, 2007.
(4)
For the period January 1, 2009 through January 2, 2014, the Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.10% of the Fund’s average daily net assets, to the extent that the Fund’s expense ratio exceeds 2.95%. All eligible previously waived expenses under this agreement were recouped by the Adviser during the year ended August 31, 2011.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

	November 12, 2012(1)
	through
	February 28, 2013
	(Unaudited)
Institutional Class

Per Share Data:
Net asset value, beginning of period	$12.94

Income (loss) from investment operations:
Net investment loss	(0.07	)(3)
Net realized and unrealized gain on securities	1.34
Total from investment operations	1.27
Net asset value, end of period	$14.21
Total return	9.81	%(4)

Supplemental data and ratios:
Net assets, end of year (in thousands)	$8,602
Ratio of gross operating expenses (prior to
waiver or reimbursements) to average net assets	2.29	%(5)
Ratio of net operating expenses (after waiver or
reimbursements) to average net assets	1.95	%(2)(5)
Ratio of net investment loss (prior to waiver or
reimbursements) to average net assets	(1.99	)%(5)
Ratio of net investment loss (after waiver or
reimbursements) to average net assets	(1.65	)%(2)(5)
Portfolio turnover rate	52.87	%(4)
_______________

(1)
Commencement of operations of the Small Cap Growth Fund institutional share class.  The Class I shares of the PineBridge US Small Cap Growth Fund series of Jacob Funds II (formerly, PineBridge Mutual Funds) was reorganized into the Small Cap Growth Fund on November 12, 2012.  On July 9, 2012, the adviser changed from PineBridge Investments, LLC to Jacob Asset Management of New York LLC (the “Adviser”).

(2)
The Advisor has contractually agreed, effective November 12, 2012 (date of reorganization) through January 2, 2014, to waive up to 100% of its advisory fee to the extent that the Fund’s operating expense ratio exceeds 1.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(3)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

							October 1,
	Six Months		Year		Year		2009
	Ended		Ended		Ended		Through		Year Ended September 30,
	February 28,		August 31,		August 31,		August 31,
	2013(7)		2012		2011		2010(1)		2009		2008		2007
Investor Class	(Unaudited)

Per Share Data:
Net asset value, beginning of period	$13.87		$15.12		$10.90		$11.16		$13.82		$21.94		$15.81

Income (loss) from investment operations:
Net investment loss	(0.17	)(2)	(0.47	)(2)	(0.55	)(2)	(0.48	)(2)	(0.17	)(2)	(0.29	)(3)	(0.31	)(2)
Net realized and unrealized
gain (loss) on investments	0.50		(0.15)		4.75		0.22		(2.49)		(7.83)		6.44
Total from investment operations	0.33		(0.62)		4.20		(0.26)		(2.66)		(8.12)		6.13
Less distributions from net investment income	—		(0.63)		—		—		—		—		—
Paid in capital from redemption fees	0.00	(11)	0.00	(11)	0.02		0.00	(11)	0.00	(11)	0.00	(11)	0.00	(11)
Net asset value, end of period	$14.20		$13.87		$15.12		$10.90		$11.16		$13.82		$21.94
Total return	2.38	%(9)	(3.75)%		38.72%		(2.33	)%(9)	(19.25)%		(37.01)%		38.77%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$6,630		$5,384		$7,013		$4,073		$8,321		$31,907		$50,378
Ratio of gross operating expenses (prior to waiver
or reimbursements) to average net assets	3.28	%(10)	4.28%		4.45%		5.43	%(4)(10)	2.64	%(4)	1.86	%(4)	1.83	%(4)
Ratio of net operating expenses (after waiver
or reimbursements) to average net assets	2.72	%(8)(10)	3.38	%(6)	3.55	%(6)	4.82	%(4)(5)(6)(10)	2.64	%(4)(5)	1.86	%(4)	1.83	%(4)
Ratio of net investment loss (prior to waiver
or reimbursements) to average net assets	(3.09	)%(10)	(4.27)%		(4.44)%		(5.21	)%(10)	(1.87)%		(1.56)%		(1.72)%
Ratio of net investment loss (after waiver
or reimbursements) to average net assets	(2.53	)%(6)(8)(10)	(3.37	)%(6)	(3.54	)%(6)	(4.60	)%(5)(6)(10)	(1.87	)%(5)	(1.56)%		(1.72)%
Portfolio turnover rate	52.87	%(9)	77.65%		102.80%		228.16	%(9)	307.06%		246.41%		231.96%
_______________

(1)
The financial highlights set forth herein include the historical financial highlights of the Rockland Small Cap Growth Fund. The assets of the Rockland Small Cap Growth Fund were acquired by the Fund on February 1, 2010.  At the time of the reorganization, the adviser changed from Gould Investment Partners, LLC to Jacob Asset Management of New York LLC.  The Fund’s fiscal year was changed to August 31 to align with the other Jacob Funds.

(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(3)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)
The expense ratio includes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The expense ratio for interest expense paid to the custodian for the period ended August 31, 2010 and the years ended September 30, 2009, 2008 and 2007 was 0.02%, 0.01%, 0.01% and 0.01%, respectively.

(5)
Effective September 1, 2009, Gould Investment Partners, LLC agreed to voluntarily waive 0.25% of its advisory fee indefinitely. The impact on the net expense ratio was (0.01)% for the fiscal year ended September 30, 2009 and (0.25)% for the period October 1, 2009 through January 31, 2010.

(6)
The Adviser contractually agreed, through November 11, 2012, to waive its advisory fees in an amount up to an annual rate of 0.90% of the Fund’s average daily net assets, to the extent that the Fund’s operating expense ratio exceeds 2.45%.

(7)
On November 12, 2012, the Class R shares of the PineBridge US Small Cap Growth Fund series of Jacob Funds II (formerly PineBridge Mutual Funds) (the “Predecessor Small Cap Growth Fund”) was reorganized into the Jacob Small Cap Growth Fund Investor Class shares.  Activity after November 12, 2012 reflects the Funds’ combined operations.  See Note 9.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND (Continued)
FINANCIAL HIGHLIGHTS

(8)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 2, 2014, to waive its advisory fees in an amount up to an annual rate of 0.90% of the Fund’s average daily net assets, to the extent that the Fund’s operating expense ratio exceeds 2.25%.

(9)	Not annualized.
(10)	Annualized.
(11)	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

	Three Months
	Ended
	February 28,		Year Ended November 30,
	2013		2012(1)		2011		2010		2009		2008
Institutional Class	(Unaudited)

Per Share Data:
Net asset value, beginning of period	$19.11		$18.19		$17.82		$13.18		$10.42		$24.88

Income (loss) from investment operations:
Net investment loss(4)	(0.06)		(0.31)		(0.30)		(0.20)		(0.15)		(0.10)
Net realized and unrealized
gain (loss) on securities	1.22		1.23		0.67		4.84		2.91		(10.40)
Total from investment operations	1.16		0.92		0.37		4.64		2.76		(10.50)
Less distributions:
From net realized gain	—		—		—		—		—		(3.96)
Net asset value, end of period	$20.27		$19.11		$18.19		$17.82		$13.18		$10.42
Total return	6.02	%(6)	5.06%		2.08%		35.20%		26.49%		(50.02)%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$10,259		$40,666		$50,065		$51,300		$40,122		$41,582
Ratio of gross operating expenses (prior to waiver
or reimbursements) to average net assets	2.78	%(7)	2.12%		1.79%		1.89%		2.00%		1.73%
Ratio of net operating expenses (after waiver or
reimbursements) to average net assets	2.15	%(2)(7)	1.72	%(2)(3)	1.60	%(3)	1.60	%(3)	1.60	%(3)	1.60	%(3)
Ratio of net investment loss (prior to
waiver or reimbursements) to average net assets	(1.88	)%(7)	(1.95)%		(1.72	)%(5)	(1.64	)%(5)	(1.76	)%(5)	(0.71	)%(5)
Ratio of net investment loss (after
waiver or reimbursements) to average net assets	(1.25	)%(2)(7)	(1.55	)%(2)(3)	(1.53	)%(3)	(1.35	)%(3)	(1.36	)%(3)	(0.58	)%(3)
Portfolio turnover rate	13.73	%(6)	115%		165%		216%		209%		250%
_______________

(1)
The financial highlights set forth herein include the historical financial highlights of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (formerly, PineBridge Mutual Funds) (the “Predecessor Micro Cap Growth Fund”).  The Predecessor Fund was reorganized into the Jacob Micro Cap Growth Fund on November 12, 2012.  On July 9, 2012, the adviser changed from PineBridge Investments, LLC to Jacob Asset Management of New York LLC (the “Adviser”).  Information prior to November 12, 2012 reflects the performance of the Predecessor Fund’s Class I shares.

(2)
The Advisor has contractually agreed, effective November 12, 2012 (date of reorganization) through January 2, 2014, to waive up to 100% of its advisory fee to the extent that the Fund’s operating expense ratio exceeds 2.15%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(3)	Prior to November 12, 2012, the previous adviser and the Adviser agreed to waive operating expenses over 1.60% of the Fund’s average daily net assets.
(4)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND (Continued)
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

	Three Months
	Ended
	February 28,		Year Ended November 30,
	2013		2012(1)		2011		2010		2009		2008
	(Unaudited)
Investor Class

Per Share Data:
Net asset value, beginning of period	$18.51		$17.68		$17.36		$12.88		$10.21		$24.51

Income (loss) from investment operations:
Net investment loss(4)	(0.11)		(0.37)		(0.35)		(0.25)		(0.18)		(0.14)
Net realized and unrealized
gain (loss) on securities	1.21		1.20		0.67		4.73		2.85		(10.20)
Total from investment operations	1.10		0.83		0.32		4.48		2.67		(10.34)
Less distributions:
From net realized gain	—		—		—		—		—		(3.96)
Net asset value, end of period	$19.61		$18.51		$17.68		$17.36		$12.88		$10.21
Total return	5.94	%(6)	4.69%		1.84%		34.78%		26.15%		(50.14)%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$3,692		$4,356		$9,339		$9,282		$4,198		$4,458
Ratio of gross operating expenses (prior to waiver
or reimbursements) to average net assets	3.91	%(7)	2.47%		2.12%		2.24%		2.35%		2.03%
Ratio of net operating expenses (after waiver or
reimbursements) to average net assets	2.71	%(2)(7)	2.07	%(2)(3)	1.88	%(3)	1.90	%(3)	1.90	%(3)	1.85	%(3)
Ratio of net investment loss (prior to
waiver or reimbursements) to average net assets	(3.42	)%(7)	(2.30)%		(2.05	)%(5)	(2.01	)%(5)	(2.11	)%(5)	(1.00	)%(5)
Ratio of net investment loss (after
waiver or reimbursements) to average net assets	(2.22	)%(2)(7)	(1.90	)%(2)(3)	(1.81	)%(3)	(1.67	)%(3)	(1.66	)%(3)	(0.82	)%(3)
Portfolio turnover rate	13.73	%(6)	115%		165%		216%		209%		250%
_______________

(1)
The financial highlights set forth herein include the historical financial highlights of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (formerly, PineBridge Mutual Funds) (the “Predecessor Fund”).  The Predecessor Micro Cap Growth Fund was reorganized into the Jacob Micro Cap Growth Fund on November 12, 2012.  On July 9, 2012, the adviser changed from PineBridge Investments, LLC to Jacob Asset Management of New York LLC (the “Adviser”).  Information prior to November 12, 2012 reflects the performance of the Predecessor Fund’s Class R shares.

(2)
The Advisor has contractually agreed, effective November 12, 2012 (date of reorganization)  through January 2, 2014, to waive up to 100% of its advisory fee to the extent that the Fund’s operating expense ratio exceeds 2.45%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(3)	Prior to November 12, 2012, the previous adviser and the Adviser agreed to waive operating expenses over 1.90% of the Fund’s average daily net assets.
(4)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB WISDOM FUND
FINANCIAL HIGHLIGHTS

	Six Months				June 1, 2010
	Ended		Year Ended		through
	February 28,		August 31,		August 31,		Year Ended May 31,
	2013		2012	2011	2010(1)		2010(2)	2009	2008
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$9.96		$8.81	$7.65	$7.65		$6.48	$10.34	$13.28

Income (loss) from investment operations:
Net investment income (loss)	0.10		0.16	0.08	0.02		0.00	(0.02)	(0.11)
Net realized and unrealized
gain (loss) on securities	0.38		1.08	1.10	(0.02)		1.18	(3.23)	(1.13)
Total from investment operations	0.48		1.24	1.18	0.00		1.18	(3.25)	(1.24)
Less distributions:
From net investment income	(0.16)		(0.09)	—	—		—	—	—
From net realized gain	—		—	(0.02)	—		(0.01)	(0.61)	(1.70)
Total distributions	(0.16)		(0.09)	(0.02)	—		(0.01)	(0.61)	(1.70)
Net asset value, end of period	$10.28		$9.96	$8.81	$7.65		$7.65	$6.48	$10.34
Total return	4.93	%(4)	14.08%	15.40%	0.00	%(4)	18.24%	(31.46)%	(9.77)%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$10,613		$10,642	$10,415	$11,185		$11,763	$4,315	$8,539
Ratio of gross operating expenses (prior to waiver
or reimbursements) to average net assets	2.65	%(5)	2.84%	2.82%	3.22	%(5)	4.24%	3.44%	2.72%
Ratio of net operating expenses (after waiver
or reimbursements) to average net assets(3)	2.15	%(5)	2.34%	2.32%	2.72	%(5)	3.14%	2.75%	2.71%
Ratio of net investment income (loss) (prior to
waiver or reimbursements) to average net assets	1.75	%(5)	1.07%	0.54%	0.30	%(5)	(0.80)%	(0.86)%	(0.90)%
Ratio of net investment income (loss) (after waiver
or reimbursements) to average net assets(3)	2.25	%(5)	1.57%	1.04%	0.80	%(5)	0.30%	(0.17)%	(0.89)%
Portfolio turnover rate	17.83	%(4)	19.62%	13.60%	6.50	%(4)	60.69%	37.12%	30.89%
_______________

(1)	The Fund’s fiscal year was changed to August 31 to align with the other Jacob Funds.
(2)
The financial highlights set forth herein include the historical financial highlights of the Wisdom Fund. The Wisdom Fund was reorganized into the Jacob Wisdom Fund on February 18, 2010. On December 1, 2009, the adviser changed from Atlanta Investment Counsel, LLC to Jacob Asset Management of New York LLC. Information prior to February 18, 2010 reflects the performance of the Wisdom Fund’s Class B shares.

(3)
The Adviser has contractually agreed, effective February 18, 2010 through January 2, 2014 to waive its advisory fees in an amount up to an annual rate of 0.50% of the Fund’s average daily net assets, to the extent that the Fund’s operating expense ratio exceeds 1.95%.  Prior to November 30, 2009, the previous adviser agreed to waive operating expenses over 1.75% of the Fund’s average daily net assets, exclusive of interest, taxes, brokerage fees and 12b-1 fees.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2013 (Unaudited)

NOTE 1—DESCRIPTION OF ORGANIZATION

Jacob Funds Inc. (the “Corporation”) was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of four “diversified” series, the Jacob Internet Fund (the “Internet Fund”), the Jacob Small Cap Growth Fund (the “Small Cap Growth Fund”), the Jacob Micro Cap Growth Fund (the “Micro Cap Growth Fund”) and the Jacob Wisdom Fund (the “Wisdom Fund”), collectively the “Funds”, and the authorized capital stock of the Corporation consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Internet Fund is long-term growth of capital with current income as a secondary objective. The primary investment objective of the Small Cap Growth Fund and Micro Cap Growth Fund is long-term growth of capital. The primary investment objective of the Wisdom Fund is to maximize total investment return consisting of a combination of income and capital appreciation. The Internet Fund commenced operations on December 14, 1999. The Small Cap Growth Fund commenced operations on February 1, 2010 when it acquired the assets and liabilities of the Rockland Small Cap Growth Fund in a reorganization transaction (the Small Cap Growth Fund is the successor fund to the Rockland Small Cap Growth Fund). The Small Cap Growth Fund acquired the Class I and Class R shares formerly of the PineBridge US Small Cap Growth Fund series of Jacob Funds II formerly the PineBridge Mutual Funds (the “Predecessor Small Cap Growth Fund”). The Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (formerly, PineBridge Mutual Funds) (the “Predecessor Micro Cap Growth Fund”) was reorganized into the Micro Cap Growth Fund on November 12, 2012. The Jacob Wisdom Fund commenced operations when it acquired the assets and liabilities of the Wisdom Fund on February 18, 2010 in a reorganization transaction (the Jacob Wisdom Fund is the successor fund to the Wisdom Fund).

The Internet Fund and Wisdom Fund currently offer Investor Class shares. The Small Cap Growth Fund and Micro Cap Growth Fund currently offer Investor Class and Institutional Class shares. Each share of each class of Funds represent an equal pro rata interest in such Fund and provides the shareholder the same voting, dividend, and other rights, except that shareholders of each class of a Fund have exclusive voting rights regarding any matter relating solely to that particular class. Investor Class shareholders may be charged a redemption fee of 2% if the shares are redeemed within 30 days of initial investment.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation—Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2013 (Unaudited)

days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value.  Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Funds adhere to fair valuation accounting standards which provides an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1—	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2—
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2013 (Unaudited)

The following is a summary of the inputs used to value the Internet Fund’s investments as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock
Internet—Commerce	$5,884,289	$—	$—	$5,884,289
Internet—Infrastructure	17,636,674	—	—	17,636,674
Internet—Media	9,638,442	1,377,366	—	11,015,808
Total Common Stock	33,159,405	1,377,366	—	34,536,771
Short Term Investment
Money Market Fund	994,435	—	—	994,435
Investments Purchased With Cash
Proceeds From Securities Lending
Commercial Paper	—	—	151,541	151,541
Total Investments in Securities	$34,153,840	$1,377,366	$151,541	$35,682,747

There were no transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
Description	in Securities
Balance as of August 31, 2012	$137,176
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	28,256
Purchases	—
Sales	(13,891)
Transfers in and/or out of Level 3*	—
Balance as of February 28, 2013	$151,541
_______________

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

The chart below represents quantitative disclosure about significant observable inputs for Level 3 fair value measurements.

	Fair Value at	Valuation	Observable
	February 28, 2013	Techniques	Inputs
Ottimo Funding LLC	$151,541	Market Quotations	Average price received from three
			Prominent Pricing Services.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2013 (Unaudited)

The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock
Arts, Entertainment, and Recreation	$1,222,017	$—	$—	$1,222,017
Biotech & Pharmaceuticals	2,081,530	—	—	2,081,530
Energy—Exploration & Production	1,566,024	—	—	1,566,024
Energy—Infrastructure & Services	319,264	—	—	319,264
Financial	495,173	—	—	495,173
Health Care Providers & Services	347,578	—	—	347,578
Industrial	792,652	—	—	792,652
Medical Devices	1,207,573	—	—	1,207,573
Retail & Restaurants	604,976	—	—	604,976
Technology—Hardware	2,127,563	—	—	2,127,563
Technology—Software & Services	4,135,807	—	—	4,135,807
Total Common Stock	14,900,157	—	—	14,900,157
Short Term Investment
Money Market Fund	402,032	—	—	402,032
Total Investments in Securities	$15,302,189	$—	$—	$15,302,189

There were no transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock
Arts, Entertainment, and Recreation	$983,554	$—	$—	$983,554
Biotech & Pharmaceuticals	2,228,804	—	—	2,228,804
Energy—Exploration & Production	1,001,418	—	—	1,001,418
Financial	495,172	—	—	495,172
Food & Beverages	273,738	—	—	273,738
Health Care Providers & Services	414,000	—	—	414,000
Industrial	1,876,581	—	—	1,876,581
Medical Devices	1,679,561	—	—	1,679,561
Retail & Restaurants	976,523	—	—	976,523
Technology—Hardware	786,841	—	—	786,841
Technology—Software & Services	2,765,313	—	—	2,765,313
Total Common Stock	13,481,505	—	—	13,481,505
Short Term Investment
Money Market Fund	607,686	—	—	607,686
Total Investments in Securities	$14,089,191	$—	$—	$14,089,191

There were no transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2013 (Unaudited)

The following is a summary of the inputs used to value the Wisdom Fund’s investments as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock
Air Freight & Logistics	$247,950	$—	$—	$247,950
Beverages	873,420	—	—	873,420
Commercial Banks	362,700	—	—	362,700
Commercial Services & Supplies	646,035	—	—	646,035
Consumer Finance	824,137	—	—	824,137
Consumer Non-Cyclical	483,366	—	—	483,366
Food & Staples Retailing	485,700	—	—	485,700
Food Products	458,250	—	—	458,250
Health Care Equipment & Supplies	620,040	—	—	620,040
Hotels, Restaurants & Leisure	230,160	—	—	230,160
Insurance	473,260	—	—	473,260
Machinery	700,728	—	—	700,728
Oil, Gas & Consumable Fuels	781,630	—	—	781,630
Pharmaceuticals	198,282	—	—	198,282
Real Estate Investment Trusts (REITs)	1,838,320	—	—	1,838,320
Technology Hardware & Software	529,680	—	—	529,680
Textiles, Apparel & Luxury Goods	772,668	—	—	772,668
Total Common Stock	10,526,326	—	—	10,526,326
Short Term Investment
Money Market Fund	59,237	—	—	59,237
Total Investments in Securities	$10,585,563	$—	$—	$10,585,563

There were no transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRS”). This requirement amends FASB ASC Topic 820, Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. This requirement is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

In preparing these financial statements, the Corporation has evaluated events after February 28, 2013 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2013 (Unaudited)

(b) Income Recognition—Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

(c) Expenses—Expenses that are not attributable to a particular Fund are typically allocated in proportion to each Fund’s respective net assets.

(d) Securities Transactions—Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined using specific identification.

(e) Foreign Currency Transactions—The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(f) Distributions to Shareholders—The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise. The reclassifications have no effect on net assets or net asset value per share.

(g) Federal Income Taxes—The Funds comply with provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds’ taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

The Funds follow accounting standards regarding recognition and measurement of tax positions taken on a tax return. No material uncertain tax positions existed as of February 28, 2013. As a result, the Funds have not recorded any liabilities for uncertain tax positions as of February 28, 2013. The standards require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for examinations by taxing authorities. Major jurisdictions for the Funds only relate to federal tax years. As of February 28, 2013, open federal tax years include the tax years ended August 31, 2009 through August 31, 2012 for the Internet Fund, the tax years ended September 30, 2009, period ended August 31, 2010, year ended August 31, 2011 and year ended August 31, 2012 for the Small Cap Growth Fund, tax years ended November 30, 2009 through November 30, 2012 for the Micro Cap Growth Fund, and the tax years ended May 31, 2009 through May 31, 2010, period ended August 31, 2010, year ended August 31, 2011 and year ended August 31, 2012 for the Wisdom Fund.

At August 31, 2012 the Internet Fund and Small Cap Growth Fund deferred, on a tax basis, Post October losses of $1,183,273 and $274,746, respectively and the Internet Fund deferred, on a tax basis, Post December Ordinary losses of $578,111.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2013 (Unaudited)

(h) Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(i) Contingencies and Commitments—The Funds indemnify the Corporation’s Officers and Directors for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Corporation expects the risk of loss to be remote.

NOTE 3—CAPITAL SHARE TRANSACTIONS

At February 28, 2013 there were twenty billion shares, $0.001 par value, authorized. Transactions in shares of the Internet Fund were as follows:

	Six Months Ended		Year Ended
	February 28, 2013		August 31, 2012
	Shares	Amount	Shares	Amount
Sales	260,886	$791,394	1,957,940	$5,838,275
Redemptions	(2,128,736)	(6,450,661)	(2,760,849)	(8,143,073)
Redemption Fees	—	1,070	—	4,599
Net Decrease	(1,867,850)	$(5,658,197)	(802,909)	$(2,300,199)

Shares Outstanding:
Beginning of period	13,174,251		13,977,160
End of period	11,306,401		13,174,251

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2013 (Unaudited)

Transactions in shares of the Small Cap Growth Fund were as follows:

Institutional Class

	Period Ended
	February 28, 2013*
	Shares	Amount
Sales	472	$6,601
Sales in connection
with reorganization(1)	682,698	8,614,528
Redemptions	(78,162)	(1,033,263)
Redemption Fees	—	—
Net Increase	605,008	$7,587,866

Shares Outstanding:
Beginning of period	—
End of period	605,008
_______________

*	The Small Cap Growth Fund Institutional Class shares commenced operations on November 12, 2012.

Investor Class

	Six Months Ended		Year Ended
	February 28, 2013		August 31, 2012
	Shares	Amount	Shares	Amount
Sales	10,551	$149,286	61,059	$838,030
Sales in connection
with reorganization(1)	146,977	1,854,605	—	—
Reinvestments	—	—	18,902	240,803
Redemptions	(78,683)	(1,096,447)	(155,451)	(2,133,300)
Redemption Fees	—	45	—	204
Net Increase (Decrease)	78,845	$907,489	(75,490)	$(1,054,263)

Shares Outstanding:
Beginning of period	388,258		463,748
End of period	467,103		388,258
Total Increase (Decrease)		$8,495,355		$(1,054,263)
_______________

(1)	The shares and amounts represent activity as a result of the Small Cap Growth Fund’s acquisition of the former PineBridge US Small Cap Growth Fund on November 12, 2012.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2013 (Unaudited)

Transactions in shares of the Micro Cap Growth Fund were as follows:

Institutional Class

	Three Months Ended		Year Ended		Year Ended
	February 28, 2013*		November 30, 2012**		November 30, 2011***
	Shares	Amount	Shares	Amount	Shares	Amount
Sales	2,551	$50,572	482,067	$9,741,286	900,671	$17,612,466
Redemptions	(1,624,086)	(31,461,641)	(1,106,233)	(21,879,008)	(1,026,971)	(20,070,981)
Net Decrease	(1,621,535)	$(31,411,069)	(624,166)	$(12,137,722)	126,300	$(2,458,515)

Shares Outstanding:
Beginning of period	2,127,759		2,751,925		2,878,225
End of period	506,224		2,127,759		2,751,925

Investor Class

	Three Months Ended		Year Ended		Year Ended
	February 28, 2013*		November 30, 2012**		November 30, 2011***
	Shares	Amount	Shares	Amount	Shares	Amount
Sales	929	$17,546	29,469	$579,735	2,387,288	$46,914,715
Redemptions	(47,949)	(842,974)	(322,495)	(6,190,915)	(2,393,659)	(41,283,251)
Net Increase (Decrease)	(47,020)	$(825,428)	(293,026)	$(5,611,180)	(6,371)	$5,631,464

Shares Outstanding:
Beginning of period	235,301		528,327		534,698
End of period	188,281		235,301		528,327
Total Increase
(Decrease)		$(32,236,497)		$(17,748,902)		$3,172,949
_______________

*
The Micro Cap Growth Fund’s Predecessor Fund had a fiscal year end of November 30, so the current activity begins on December 1, 2012.  The fiscal year end was changed to August 31 to align with the other Jacob Funds.

**	On November 12, 2012, Class I and R shares of the former PineBridge US Micro Cap Growth Fund were reorganized into Institutional Class and Investor Class shares of the Fund, respectively.
***	The shares and amounts represent the Class I shares and Class R shares of the former PineBridge US Micro Cap Growth Fund, respectively.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2013 (Unaudited)

Transactions in shares of the Wisdom Fund were as follows:

	Six Months Ended		Year Ended
	February 28, 2013		August 31, 2012
	Shares	Amount	Shares	Amount
Sales	10,436	$104,680	14,580	$136,160
Reinvestments	14,364	138,611	9,530	84,721
Redemptions	(61,254)	(618,521)	(138,230)	(1,293,462)
Net Decrease	(36,454)	$(375,230)	(114,120)	$(1,072,581)

Shares Outstanding:
Beginning of period	1,068,539		1,182,659
End of period	1,032,085		1,068,539

A 2% redemption fee is assessed on any Investor Class shares, except those received from reinvested distributions, that are sold within 30 days following their purchase date.

From time to time, the Funds may have a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.  The following table shows the number of shareholders owning greater than 10% of the outstanding shares in each of the Funds at February 28, 2013:

Number of shareholders owning greater
Fund	than 10% of outstanding Fund shares
Jacob Small Cap Growth Fund
Institutional Class	1
Jacob Micro Cap Growth Fund
Institutional Class	2
Jacob Wisdom Fund	2

NOTE 4—INVESTMENT TRANSACTIONS

During the six months ended February 28, 2013 for the Internet Fund, the Small Cap Growth Fund and the Wisdom Fund and the three months ended February 28, 2013 for the Micro Cap Growth Fund, purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Jacob Internet Fund	$9,193,599	$14,277,327
Jacob Small Cap Growth Fund	5,713,137	7,726,421
Jacob Micro Cap Growth Fund	2,916,702	33,616,896
Jacob Wisdom Fund	1,876,964	2,296,469

The Funds did not purchase long-term U.S. Government securities as a part of their investment strategies during the periods ended February 28, 2013.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2013 (Unaudited)

NOTE 5—TAX INFORMATION

At August 31, 2012, the components of accumulated earnings/(losses) on a tax basis for the Internet Fund, the Small Cap Growth Fund and the Wisdom Fund and at November 30, 2012 for the Micro Cap Growth Fund were as follows:

	Internet	Small Cap	Micro Cap	Wisdom
	Fund	Growth Fund	Growth Fund	Fund
Cost of Investments	$31,891,083	$5,195,447	$41,691,993	$8,126,018
Gross unrealized appreciation	12,864,823	678,400	5,738,147	2,678,262
Gross unrealized depreciation	(3,914,375)	(434,371)	(3,279,195)	(109,085)
Net unrealized appreciation	$8,950,448	$244,029	$2,458,952	$2,569,177
Undistributed ordinary income	—	—	—	169,237
Total distributable earnings	$—	$—	$—	$169,237
Other accumulated losses	$(7,945,200)	$(14,708,445)	$(12,886,117)	$(1,270,894)
Total accumulated earnings/(losses)	$1,005,248	$(14,464,416)	$(10,427,165)	$1,467,520

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses on wash sales, passive foreign investment companies (“PFICs”) and real estate investment trusts (“REITs”). At August 31, 2012, for the Internet, Small Cap Growth and Wisdom Funds and at November 30, 2012 for the Micro Cap Growth Fund, the Funds had accumulated net realized capital loss carryovers are as follows:

Internet	Small Cap	Wisdom		Micro Cap
Fund	Growth Fund	Fund	Expiration	Growth Fund	Expiration

$—	$8,388,410	$835,894	8/31/2017	$7,021,024	11/30/2016
6,183,816	6,045,289	435,000	8/31/2018	5,865,093	11/30/2017
$6,183,816	$14,433,699	$1,270,894		$12,886,117

To the extent the Funds realize future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. For the year ended August 31, 2012, the Internet Fund, Small Cap Growth Fund and Wisdom Fund utilized capital loss carry forwards of $3,861,655, $65,992 and $209,504, respectively. For the year ended November 30, 2012 the Micro Cap Growth Fund utilized capital loss carryovers of $4,746,359.

The Internet Fund made no distributions during the six months ended February 28, 2013 and fiscal year ended August 31, 2012. The Small Cap Growth Fund made no distributions during the six months ended February 28, 2013 and paid $267,796 out of ordinary income during the fiscal year ended August 31, 2012. The Micro Cap Growth Fund made no distributions during the three months ended February 28, 2013 and fiscal year ended November 30, 2012. The Wisdom Fund paid $169,237 out of ordinary income during the six months ended February 28, 2013 and paid $104,302 out of ordinary income during the fiscal year ended August 31, 2012.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2013 (Unaudited)

NOTE 6—INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has Investment Advisory Agreements (the “Advisory Agreements”) with Jacob Asset Management of New York LLC (the “Adviser”), with whom certain Officers and a Director of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Advisory Agreements, the Corporation, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 1.25% of the Internet Fund’s average daily net assets; 0.90% of the Small Cap Growth Fund’s average daily net assets; 1.20% of the Micro Cap Growth Fund’s average daily net assets; and 0.50% of the Wisdom Fund’s average daily net assets up to $500 million and 0.40% of annual average daily net assets over $500 million.

The Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.10% of the Internet Fund’s average daily net assets to the extent the Internet Fund’s total annual operating expenses exceed 2.95% of the average daily net assets through January 2, 2014. The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Internet Fund to exceed any applicable expense limitation in place when the fee was waived.

The Adviser contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.90% of the Small Cap Growth Fund’s average daily net assets, to the extent that the Fund’s total annual operating expenses exceed 2.45% of average daily net assets through November 11, 2012. The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Small Cap Growth Fund’s expenses to exceed 2.45%. For the period from September 1, 2012 through November 11, 2012, fees of $9,202 were waived by the Adviser.

Effective November 12, 2012 (date of reorganization of the Jacob Small Cap Growth Fund II into the Small Cap Growth Fund) the Adviser contractually agreed to waive up to 100% of it’s advisory fee to the extent the Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.25% or 1.95% for Investor Class and Institutional Class Shares, respectively, of each class’ average daily net assets through January 2, 2014.  The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee is waived.  For the period from November 12, 2012 through February 28, 2013, fees of $16,921 were waived by the Adviser.

Effective November 12, 2012 (date of reorganization of the Predecessor Fund into the Micro Cap Growth Fund) the Adviser contractually agreed to waive up to 100% of it’s advisory fee to the extent the Micro Cap Growth Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.45% or 2.15% for Investor Class and Institutional Class Shares, respectively, of each class’ average daily net assets through January 2, 2014.  The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee is waived.  For the three months ended February 28, 2013, fees of $43,701 were waived by the Adviser.

The Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.50% of the Wisdom Fund’s average daily net assets, to the extent that the Fund’s total annual operating expenses exceed 1.95% of average daily net assets through January 2, 2014. The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Wisdom Fund’s expenses to exceed 1.95%. For the six months ended February 28, 2013, fees of $26,413 were waived by the Adviser.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2013 (Unaudited)

Following is a schedule of when fees may be recouped:

Small Cap	Micro Cap	Wisdom
Growth Fund	Growth Fund	Fund	Expiration
$—	$—	$17,306	May 31, 2013
25,607	—	14,645	August 31, 2013
57,146	—	56,022	August 31, 2014
53,238	—	52,573	August 31, 2015
—	19,566	—	November 30, 2015
26,123	43,701	26,413	August 31, 2016
$162,114	$63,267	$166,959

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. U.S. Bancorp Asset Management, Inc. serves as the securities lending agent.

NOTE 7—SECURITIES LENDING

The Funds may lend portfolio securities equal in value to up to 33% of their total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bancorp Asset Management, Inc. The Agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the types of security, length of the loan and credit standing of the borrower. The Funds continue to receive interest or dividends on the securities loaned during the borrowing period. The Funds have the right under the terms of the securities lending agreement to recover the securities from the borrower on demand. U.S. Bancorp Asset Management, Inc. received no income from the Internet Fund for its securities lending administrative services during the six months ended February 28, 2013. The Small Cap Growth Fund, Micro Cap Growth Fund and Wisdom Fund did not participate in securities lending during the periods ended February 28, 2013.

As of February 28, 2013, the Internet Fund had loaned securities that were collateralized by cash proceeds that the borrower paid to the Internet Fund. The cash collateral is invested by the custodian with the approval of the Adviser. Although risk is mitigated by the collateral and by an indemnification by the securities lending agent, the Internet Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Internet Fund is also exposed to market risk on the investments it purchases with the proceeds of the cash collateral. As of February 28, 2013, the value of the Internet Fund’s securities on loan was $1,668,894. The cost of the related collateral was $643,686 and the fair value of the investments purchased was $151,541 resulting in unrealized depreciation of $492,145 as of February 28, 2013. An amount of $1,088,427 of the collateral was not invested and held in cash.  For the six months ended February 28, 2013, the Internet Fund experienced $28,256 of unrealized gains on the investments it purchased with proceeds of the cash collateral.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2013 (Unaudited)

NOTE 8—DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Internet Fund, has adopted a distribution and service plan (the “Internet Fund Plan”), pursuant to Rule 12b-1 under the 1940 Act. The Internet Fund Plan provides that the Internet Fund will compensate the Adviser 0.25% per annum of the Internet Fund’s average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Internet Fund for providing servicing to their clients (“Shareholder Servicing Fee”). The Internet Fund Plan also provides for a distribution fee equal to 0.10% of the Internet Fund’s average daily net assets on an annual basis (“Asset Based Sales Charge”). The fee is used to compensate Quasar Distributors, LLC, the Funds’ distributor (the “Distributor”), for basic distribution services, out of pocket expenses incurred in connection with activities to sell Internet Fund shares, advertising, compliance reviews, and licensing of the Adviser’s staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Internet Fund shareholders for providing distribution assistance and promotional support to the Internet Fund. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser. The Internet Fund incurred $66,210 in expenses pursuant to the 12b-1 Plan for the six months ended February 28, 2013.

The Corporation, on behalf of the Small Cap Growth Fund, Micro Cap Growth Fund and Wisdom Fund, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with the Plan permitted by Rule 12b-1. Pursuant to the Plan, the Small Cap Growth Fund, Micro Cap Growth Fund and Wisdom Fund make payments to the Distributor, the Adviser, financial intermediaries or others to reimburse such parties for distribution and/or shareholder servicing activity in an amount not to exceed 0.35% of the average daily net assets on an annual basis. The distribution fees are “asset based” sales charges and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (FINRA). The Small Cap Growth Fund incurred $10,803, the Micro Cap Growth Fund incurred $3,591 and the Wisdom Fund incurred $18,489 in expenses pursuant to the 12b-1 Plan for the periods ended February 28, 2013.

NOTE 9—FUND REORGANIZATION

On November 9, 2012 the shareholders of the Predecessor Small Cap Growth Fund approved an Agreement and Plan of Reorganization (“Reorganization Plan”), which qualified as a tax-free exchange for federal income tax purposes, providing the transfer of assets and the assumption of liabilities of the Predecessor Small Cap Growth Fund to the Small Cap Growth Fund, series of the Corporation. The Reorganization Plan provided for the acquisition by the Small Cap Growth Fund of all of the assets of the Predecessor Small Cap Growth Fund in exchange solely for the assumption of all of the liabilities of the Predecessor Small Cap Growth Fund and the issuance of shares of the newly created Small Cap Growth Fund distributed pro rata by the Predecessor Small Cap Growth Fund to its shareholders in complete liquidation and termination of the Predecessor Small Cap Growth Fund. Class I and Class R shares of the Predecessor Small Cap Growth Fund were reorganized into Institutional Class and Investor Class shares of the Small Cap Growth Fund, respectively. Pursuant to the Reorganization Plan, each shareholder of the Predecessor Small Cap Growth Fund received shares of the Small Cap Growth Fund proportionate in value to the shares the shareholder had immediately prior to the Reorganization. On November 12, 2012, the reorganization was completed and the Predecessor Small Cap Growth Fund had $260,159 of unrealized appreciation on that date.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2013 (Unaudited)

The following table illustrates the details of the Small Cap Growth Fund reorganization:

		Shares
		Issued to
Acquired	Acquired	Shareholders	Acquiring	Acquiring	Acquiring			Tax
Fund	Fund Net	of Acquired	Fund Net	Fund	Fund Share	Combined	Combined	Status of
Share Class	Assets	Fund	Assets	Shares	Class	Net Assets	Shares	Transfer
Class I	$8,614,528	682,698	$—	—	Institutional	$8,614,528	682,698	Non-taxable
Class R	1,854,605	146,977	4,783,565	369,904	Investor	6,638,170	516,881	Non-taxable
Total	$10,469,133	829,675	$4,783,565	369,904		$15,252,698	1,199,579

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited)

For the Period Ended February 28, 2013 for the Internet Fund, Small Cap Growth Fund, Micro Cap Growth Fund and Wisdom Fund

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Funds do not currently charge sales charges (loads) or exchange fees. The Funds assess a redemption fee of 2% on Investor Class shares sold within 30 days following their purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders. The Funds charge management fees and distribution and/or service (12b-1) fees. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/2012–2/28/2013) for the Internet Fund, Small Cap Growth Fund, Micro Cap Growth Fund and Wisdom Fund.

Actual Expenses

The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Funds charge no sales load, the Funds charge a redemption fee of 2% on shares sold within 30 days following the purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee. The Example does not reflect transactional costs, such as redemption fees. You may use the information in the first line below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transactional costs were included, your costs would have been higher.

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited) (Continued)

Internet Fund – Investor Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/12	Value 2/28/13	9/1/12–2/28/13*
Actual	$1,000.00	$1,016.50	$13.65
Hypothetical (5% annual return before expenses)	$1,000.00	$ 998.76	$13.53
_______________

*	Expenses are equal to the Internet Fund’s annualized expense ratio of 2.73% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund – Institutional Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 11/12/12	Value 2/28/13	11/12/12–2/28/13*
Actual	$1,000.00	$965.70	$5.72
Hypothetical (5% annual return before expenses)	$1,000.00	$998.64	$5.82
_______________

*
Expenses are equal to the Institutional Class’s annualized expense ratio of 1.95% multiplied by the average account value over the period multiplied by 109/365 (to reflect the period since November 12, 2012, the day the Institutional Class shares commenced operations).

Small Cap Growth Fund – Investor Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/12	Value 2/28/13	9/1/12–2/28/13*
Actual	$1,000.00	$1,023.80	$13.65
Hypothetical (5% annual return before expenses)	$1,000.00	$ 998.51	$13.48
_______________

*	Expenses are equal to the Investor Class’s annualized expense ratio of 2.72% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Micro Cap Growth Fund – Institutional Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/12	Value 2/28/13	9/1/12-2/28/13*
Actual	$1,000.00	$1,045.40	$9.74
Hypothetical (5% annual return before expenses)	$1,000.00	$1,002.77	$9.53
_______________

*	Expenses are equal to the Institutional Class’s annualized expense ratio of 1.92% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited) (Continued)

Micro Cap Growth Fund – Investor Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/12	Value 2/28/13	9/1/12–2/28/13*
Actual	$1,000.00	$1,043.10	$12.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,000.05	$12.25
_______________

*	Expenses are equal to the Investor Class’s annualized expense ratio of 2.47% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Wisdom Fund – Investor Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/12	Value 2/28/13	9/1/12–2/28/13*
Actual	$1,000.00	$1,049.30	$10.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,001.63	$10.67
_______________

*	Expenses are equal to the Wisdom Fund’s annualized expense ratio of 2.15% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited)

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

During the fiscal quarter ended November 30, 2012, the Board of Directors, including all of the independent Directors, considered and approved the renewal of the Investment Advisory Agreements between Jacob Funds Inc., on behalf of the Jacob Internet Fund, Jacob Small Cap Growth Fund, and Jacob Wisdom Fund (for purposes of this section only, the “Funds”), and Jacob Asset Management of New York LLC (the “Adviser”) for an additional year. In reaching this decision, the Board took into account a combination of factors, including the nature, extent and quality of the services to be provided by the Adviser; each Fund’s performance; each Fund’s fees and expenses; the costs of the services to be provided and the profits realized by the Adviser; and the extent to which economies of scale would be realized as the Funds grow. The Board noted that at its July 2012 meeting it had reviewed the advisory functions performed by the Adviser for the Jacob Micro Cap Growth Fund. The Board did not identify any single factor as all-important or controlling, and each Director may have weighed a particular piece of information or factor differently than another Director. This summary does not detail all of the matters considered by the Board.

In evaluating the nature and quality of the services provided by the Adviser, the Board considered the experience and capabilities of the portfolio managers and research team dedicated to the continued management of the Funds.  The Board concluded that the services provided by the Adviser were sufficient and beneficial to the Funds, as evidenced by the Funds’ performance records over varying periods, and consistent with the terms of the Investment Advisory Agreements.

The Board also reviewed the Adviser’s financial condition and the economics associated with the advisory fees, as well as the Adviser’s contractual fee waiver commitment for the Funds. The Board concluded that the Adviser had the appropriate resources to continue managing the Funds and was dedicating sufficient resources to the operation and management of the Funds. In view of the relatively smaller sizes of the Funds, and the ongoing subsidies of operating expenses by the Adviser, the Board did not focus on the Adviser’s profitability and possible economies of scale that could benefit shareholders, as consideration of these would be premature.

The Board reviewed the advisory fees and overall expenses of each Fund and discussed the difference in fees and expenses compared to other funds within each Fund’s peer group. The Board discussed the allocation of expenses among the Funds and the Jacob Micro Cap Growth Fund and the manner in which each Fund bears its appropriate share of the expenses.

In considering the various factors, the Board’s fiduciary duties to the Funds’ shareholders, and the body of law governing the approval of investment advisory agreements; the independent Directors received assistance and advice from independent counsel. Based upon its review of such material and information, together with such other information as it deemed relevant, the Board, including a majority of the independent Directors, concluded that the Adviser had demonstrated the capability and resources to perform the duties required under the Investment Advisory Agreements, the compensation proposed to be payable to the Adviser was fair and reasonable, and approval of the Investment Advisory Agreements were appropriate and in the best interest of  the Funds and their shareholders.

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited) (Continued)

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge by calling toll-free 1-888-JACOB-FX (522-6239) or on the SEC website at http://www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-JACOB-FX (522-6239) or on the SEC website at http://www.sec.gov.

HOLDINGS DISCLOSURE

The Funds’ Semi-Annual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(This Page Intentionally Left Blank.)

Investment Adviser
Jacob Asset Management of New York LLC

Administrator and Transfer Agent
and Dividend Agent
U.S. Bancorp Fund Services, LLC

Underwriter and Distributor
Quasar Distributors, LLC

Custodian
U.S. Bank, N.A.

Legal Counsel
Stradley Ronon Stevens & Young, LLP

Independent Registered Public
Accounting Firm
BBD, LLP

This report has been prepared for the information of shareholders of the Jacob Internet Fund, the Jacob Small Cap Growth Fund, the Jacob Micro Cap Growth Fund and the Jacob Wisdom Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds’ objectives, policies, management, records and other information.

Jacob Asset Management of New York LLC
1-888-JACOB-FX (522-6239)
www.jacobmutualfunds.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer/President and principal financial officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. The Registrant has posted its Code of Ethics on its website at www.jacobmutualfunds.com.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     Jacob Funds Inc.

By (Signature and Title)                      /s/Ryan Jacob
Ryan Jacob, President

Date   May 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/Ryan Jacob
Ryan Jacob, President

Date   May 7, 2013

By (Signature and Title)                      /s/Francis Alexander
Francis Alexander, Treasurer

Date   May 9, 2013